Leases - Operating Subleases (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
2021	$ 20		$ 20
2022	20		20
2023	20		20
2024	8		8
Total	68		68
Operating lease income	$ 5	$ 0	$ 8	$ 0